The June 30, 2024 Form N-CEN for J.P. Morgan Exchange-Traded Fund Trust is being amended to update item C.7.g for JPMorgan Active Value ETF, items C.7.g. and C.15 for JPMorgan NASDAQ Equity Premium Income ETF, and item c.15 for JPMorgan Equity Focus ETF and JPMorgan Equity Premium Income ETF. There are no other changes to its prior filing.